CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF CASH FLOWS
Loss before Income tax	$ (226,463)	$ (180,732)	$ (253,534)
Depreciation and amortization of tangible and intangible assets	9,656	9,282	8,851
Impairment losses on loans, receivables and other assets	2,011	5,028	6,611
Impairment losses on obsolete inventories	416	539	309
Share-based payment expense	34,548	24,710	41,715
Net (gain)/loss from disposal of tangible and intangible assets	180	(19)	(166)
Change in provision for other liabilities and charges	(243)	6,226	7,590
Lease modification (income)/expense	(37)	(66)
Interest (income)/expenses	(996)	700	(764)
Net foreign exchange (gain)/loss	(7,656)	12,118	(1,156)
Net (gain)/loss on financial instruments at fair value through profit or loss	998
Impairment losses on financial assets at fair value through OCI	88
Share-based payment expense - settlement	(1,237)
(Increase)/Decrease in trade and other receivables, prepaid expenses and other tax receivables	(3,017)	6,120	(17,293)
(Increase)/Decrease in inventories	(3,751)	2,007	(570)
Increase/(Decrease) in trade and other payables, deferred income and other tax payables	26,341	2,951	5,467
Income taxes paid	(2,017)	(1,253)	(1,447)
Net cash flows used in operating activities	(171,179)	(112,389)	(204,387)
Cash flows from investing activities
Purchase of property and equipment	(7,166)	(2,279)	(6,334)
Proceeds from sale of property and equipment	22	24	57
Purchase of intangible assets	(19)	(595)	(122)
Proceeds from sale of intangible assets			251
Interest received	2,602	883	944
Movement in other non-current assets	(683)	57	(375)
Movement in term deposits and other current assets	(399,566)	68,862	(70,002)
Net cash flows (used in)/from investing activities	(404,810)	66,952	(75,581)
Cash flows from financing activities
Interest settled - financing	(74)	(39)	(25)
Payment of lease interest	(1,543)	(1,520)	(1,316)
Repayment of lease liabilities	(5,072)	(4,570)	(4,236)
Equity transaction costs	(7,779)	(12,776)	(8,235)
Capital Contributions	348,646	243,202	372,036
Proceeds from exercise of stock option	68	747
Net cash flows from financing activities	334,246	225,044	358,224
Net (decrease)/increase in cash and cash equivalents	(241,743)	179,607	78,256
Effect of exchange rate changes on cash and cash equivalents	(15,098)	3,645	(2,742)
Cash and cash equivalents at the beginning of the period	373,931	190,679	115,165
Cash and cash equivalents at the end of the period	$ 117,090	$ 373,931	$ 190,679